UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Callisto Capital Management Inc.
Address: 277 Park Ave

         New York, NY  10172

13F File Number:  28-05579

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Danielle Danese
Title:     President
Phone:     212 350-5197

Signature, Place, and Date of Signing:

     /s/ Danielle Danese     New York, NY     October 16, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     30

Form13F Information Table Value Total:     $24,191 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
ADPT                        COM                 00651F108     1894   241000 SH       SOLE                   241000        0        0
AGR/A                       COM                 00845V100      702   170000 SH       SOLE                   170000        0        0
AKAM                        COM                 00971T101      378   130000 SH       SOLE                   130000        0        0
ANCC                        COM                 00941P106        5    36588 SH       SOLE                    36588        0        0
AVID                        COM                 05367P100      512    70166 SH       SOLE                    70166        0        0
BORL                        COM                 099849101     1062   131100 SH       SOLE                   131100        0        0
CDN                         COM                 127387108     2036   122304 SH       SOLE                   122304        0        0
CSCO                        COM                 17275R102     1096    90000 SH       SOLE                    90000        0        0
DCLK                        COM                 258609304      763   133800 SH       SOLE                   133800        0        0
ETS                         COM                 293637104      321    49700 SH       SOLE                    49700        0        0
GEMS                        COM                 377899109      354   580700 SH       SOLE                   580700        0        0
IDTI                        COM                 458118106     1811    90000 SH       SOLE                    90000        0        0
ITRI                        COM                 465741106     2989   129864 SH       SOLE                   129864        0        0
NETA                        COM                 640938106     1805   140000 SH       SOLE                   140000        0        0
NMSS                        COM                 629248105       82    52700 SH       SOLE                    52700        0        0
NOK                         COM                 654902204      157    10000 SH       SOLE                    10000        0        0
OPWV                        COM                 683718100     1020    80000 SH       SOLE                    80000        0        0
PCS                         COM                 852061506     1052    40000 SH       SOLE                    40000        0        0
QCYQ                        COM                 17275R9J3        0     1000 SH  CALL SOLE                     1000        0        0
QETS                        COM                 2936379J5        0       80 SH  CALL SOLE                       80        0        0
QUON                        COM                 9180769J1        1      300 SH  CALL SOLE                      300        0        0
RCN                         COM                 749361101      595   186000 SH       SOLE                   186000        0        0
RSTN                        COM                 769320102      134    25501 SH       SOLE                    25501        0        0
T                           COM                 001957109     1930   100000 SH       SOLE                   100000        0        0
TERN                        COM                 880775101      588    82400 SH       SOLE                    82400        0        0
TKA                         COM                 87943Q109      267    22800 SH       SOLE                    22800        0        0
TSTN                        COM                 900423104      973   324400 SH       SOLE                   324400        0        0
TWTC                        COM                 887319101      218    30000 SH       SOLE                    30000        0        0
UTSI                        COM                 918076100      829    51000 SH       SOLE                    51000        0        0
YHOO                        COM                 984332106      617    70000 SH  CALL SOLE                    70000        0        0